Shareholder Report, Average Annual Return (Details) 195809_F-m High Yield 100 ETF_TF_TSR Annual {TF}	12 Months Ended	17 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m High Yield 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m High Yield 100 ETF
Average Annual Return, Percent	4.59%	8.14%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	3.74%
Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index
Average Annual Return, Percent	5.07%	8.55%